UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31
Date of reporting period:	December 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Core High Yield Fund

Quarterly portfolio holdings 12/31/14

Fund's investmentsCore High Yield Fund

As of 12-31-14 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 78.2%						$645,045,001
(Cost $687,255,397)
Consumer discretionary 14.2%						116,752,476
Auto components 1.2%
Icahn Enterprises LP	5.875		02-01-22		5,000,000	5,021,875
Stackpole International Intermediate Company SA (S)	7.750		10-15-21		4,840,000	4,840,000
Diversified consumer services 0.1%
Speedy Cash Intermediate Holdings Corp. (S)	10.750		05-15-18		1,000,000	980,000
Hotels, restaurants and leisure 1.7%
Caesars Entertainment Operating Company, Inc. (H)	11.250		06-01-17		250,000	183,250
Great Canadian Gaming Corp.	6.625		07-25-22	CAD	2,000,000	1,807,540
Landry's, Inc. (S)	9.375		05-01-20		3,485,000	3,694,100
Scientific Games International, Inc. (S)	7.000		01-01-22		8,000,000	8,100,000
Household durables 3.2%
Beazer Homes USA, Inc.	9.125		05-15-19		3,000,000	3,135,000
Brookfield Residential Properties, Inc. (S)	6.500		12-15-20		3,340,000	3,490,300
Century Communities, Inc. (S)	6.875		05-15-22		945,000	945,000
Meritage Homes Corp.	7.000		04-01-22		1,000,000	1,060,000
Modular Space Corp. (S)	10.250		01-31-19		9,125,000	7,893,125
Standard Pacific Corp.	5.875		11-15-24		1,690,000	1,690,000
The Ryland Group, Inc.	5.375		10-01-22		1,000,000	970,000
William Lyon Homes, Inc.	5.750		04-15-19		640,000	638,400
William Lyon Homes, Inc. (S)	7.000		08-15-22		6,210,000	6,272,100
Internet and catalog retail 0.3%
Netflix, Inc. (S)	5.750		03-01-24		2,125,000	2,210,000
Media 5.4%
Altice Financing SA (S)	6.500		01-15-22		1,520,000	1,485,800
Altice Finco SA (S)	8.125		01-15-24		2,700,000	2,632,500
Altice SA (S)	7.750		05-15-22		5,000,000	5,009,375
American Media, Inc.	11.500		12-15-17		2,094,000	2,073,060
DISH DBS Corp. (S)	5.875		11-15-24		2,570,000	2,582,850
Gannett Company, Inc. (S)	4.875		09-15-21		5,000,000	4,962,500
Gibson Brands, Inc. (S)	8.875		08-01-18		490,000	470,400
LIN Television Corp. (S)	5.875		11-15-22		825,000	816,750
Postmedia Network, Inc.	12.500		07-15-18		2,000,000	2,095,000
Quebecor Media, Inc. (S)	6.625		01-15-23	CAD	3,000,000	2,685,488
Sinclair Television Group, Inc. (S)	5.625		08-01-24		5,000,000	4,837,500
Sirius XM Radio, Inc. (S)	6.000		07-15-24		9,500,000	9,737,500
SiTV LLC (S)	10.375		07-01-19		2,250,000	2,086,875
Videotron, Ltd. (S)	5.375		06-15-24		3,055,000	3,116,100
Specialty retail 2.3%
Conn's, Inc. (S)	7.250		07-15-22		6,000,000	4,500,000
DriveTime Automotive Group, Inc. (S)	8.000		06-01-21		4,000,000	3,595,000
GRD Holdings III Corp. (S)	10.750		06-01-19		3,000,000	3,277,500
Group 1 Automotive, Inc. (S)	5.000		06-01-22		2,500,000	2,443,750
The Hillman Group, Inc. (S)	6.375		07-15-22		625,000	600,000
The Men's Wearhouse, Inc. (S)	7.000		07-01-22		4,685,000	4,813,838
Consumer staples 6.0%						49,362,672
Food and staples retailing 0.7%
Simmons Foods, Inc. (S)	7.875		10-01-21		1,500,000	1,473,750
SUPERVALU, Inc.	7.750		11-15-22		4,500,000	4,410,000

2SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Food products 2.3%
Alliance Grain Traders, Inc. (S)	9.000		02-14-18	CAD	2,000,000	$1,811,809
Big Heart Pet Brands	7.625		02-15-19		2,865,000	2,814,863
Post Holdings, Inc. (S)	6.000		12-15-22		580,000	543,750
Post Holdings, Inc. (S)	6.750		12-01-21		6,775,000	6,571,750
Post Holdings, Inc.	7.375		02-15-22		1,100,000	1,100,000
Southern States Cooperative, Inc. (S)	10.000		08-15-21		7,500,000	6,412,500
Household products 1.6%
Harbinger Group, Inc. (S)	7.750		01-15-22		5,000,000	5,050,000
Harbinger Group, Inc.	7.750		01-15-22		1,530,000	1,545,300
Harbinger Group, Inc.	7.875		07-15-19		2,830,000	3,013,950
Reynolds Group Issuer, Inc.	9.000		04-15-19		3,000,000	3,105,000
Tobacco 1.4%
Alliance One International, Inc.	9.875		07-15-21		7,000,000	6,247,500
Vector Group, Ltd.	7.750		02-15-21		5,000,000	5,262,500
Energy 9.8%						80,610,624
Energy equipment and services 1.6%
Forbes Energy Services, Ltd.	9.000		06-15-19		3,750,000	2,212,500
Offshore Group Investment, Ltd.	7.125		04-01-23		2,000,000	1,420,000
Parker Drilling Company	6.750		07-15-22		290,000	217,500
Permian Holdings, Inc. (S)	10.500		01-15-18		3,764,000	2,823,000
PHI, Inc.	5.250		03-15-19		1,340,000	1,139,000
Pioneer Energy Services Corp.	6.125		03-15-22		440,000	334,400
Seventy Seven Energy, Inc.	6.500		07-15-22		5,130,000	3,001,050
Teine Energy, Ltd. (S)	6.875		09-30-22		2,185,000	1,682,450
Oil, gas and consumable fuels 8.2%
Arch Coal, Inc. (S)	8.000		01-15-19		560,000	310,800
Atlas Pipeline Partners LP	5.875		08-01-23		4,500,000	4,455,000
Bill Barrett Corp.	7.625		10-01-19		1,000,000	910,000
BreitBurn Energy Partners LP	7.875		04-15-22		3,000,000	2,317,500
Calumet Specialty Products Partners LP (S)	6.500		04-15-21		8,000,000	7,120,000
Calumet Specialty Products Partners LP	7.625		01-15-22		1,450,000	1,341,250
Carrizo Oil & Gas, Inc.	7.500		09-15-20		2,750,000	2,640,000
CSI Compressco LP (S)	7.250		08-15-22		2,865,000	2,463,900
EPL Oil & Gas, Inc.	8.250		02-15-18		1,500,000	1,140,000
FTS International, Inc. (S)	6.250		05-01-22		3,000,000	2,190,000
Halcon Resources Corp.	8.875		05-15-21		3,400,000	2,558,500
Halcon Resources Corp.	9.250		02-15-22		5,500,000	4,056,250
Jones Energy Holdings LLC (S)	6.750		04-01-22		805,000	611,800
Legacy Reserves LP	8.000		12-01-20		4,000,000	3,320,000
Linn Energy LLC	6.500		05-15-19		6,000,000	5,130,000
Memorial Resource Development Corp. (S)	5.875		07-01-22		870,000	787,350
Midstates Petroleum Company, Inc.	10.750		10-01-20		8,000,000	4,240,000
Penn Virginia Corp.	8.500		05-01-20		550,000	440,000
Rockies Express Pipeline LLC (S)	6.850		07-15-18		9,000,000	9,270,000
Sanchez Energy Corp. (S)	6.125		01-15-23		540,000	453,600
Sidewinder Drilling, Inc. (S)	9.750		11-15-19		2,500,000	1,393,750
Tesoro Logistics LP (S)	5.500		10-15-19		805,000	798,963
Trilogy Energy Corp. (S)	7.250		12-13-19	CAD	3,500,000	2,771,561
Tullow Oil PLC (S)	6.000		11-01-20		730,000	605,900
Tullow Oil PLC (S)	6.250		04-15-22		1,590,000	1,335,600

SEE NOTES TO FUND'S INVESTMENTS3

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ultra Petroleum Corp. (S)	5.750		12-15-18		2,500,000	$2,306,250
Ultra Petroleum Corp. (S)	6.125		10-01-24		2,000,000	1,720,000
WPX Energy, Inc.	5.250		09-15-24		1,175,000	1,092,750
Financials 12.5%						103,130,510
Banks 1.8%
Barclays Bank PLC	7.625		11-21-22		3,000,000	3,280,272
Credit Agricole SA (8.125% to 9-19-18, then 5 year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33		4,000,000	4,462,696
HSBC Holdings PLC (5.625% to 1-17-20, then 5 year ISDAFIX + 3.626%) (Q)	5.625		01-17-20		1,630,000	1,635,705
Societe Generale SA (8.250% to 11-29-18, then 5 year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		5,000,000	5,136,250
Capital markets 1.2%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23		5,620,000	5,844,800
GFI Group, Inc.	10.375		07-19-18		2,000,000	2,310,000
KCG Holdings, Inc. (S)	8.250		06-15-18		2,000,000	2,050,000
Consumer finance 2.2%
Cash America International, Inc.	5.750		05-15-18		5,000,000	5,175,000
Credit Acceptance Corp. (S)	6.125		02-15-21		5,160,000	5,160,000
DFC Finance Corp. (S)	10.500		06-15-20		4,000,000	3,390,000
Enova International, Inc. (S)	9.750		06-01-21		2,000,000	1,970,000
First Cash Financial Services, Inc.	6.750		04-01-21		2,605,000	2,709,200
Diversified financial services 4.0%
Citigroup, Inc. (5.800% to 11-15-19, then 3 month LIBOR + 4.093%) (Q)	5.800		11-15-19		5,000,000	5,000,000
General Electric Capital Corp. (6.250% to 12-15-22, then 3 month LIBOR + 4.704%) (Q)	6.250		12-15-22		1,500,000	1,633,125
iPayment, Inc.	10.250		05-15-18		5,000,000	4,450,000
Jefferies Finance LLC (S)	6.875		04-15-22		3,000,000	2,745,000
Jefferies Finance LLC (S)	7.500		04-15-21		6,000,000	5,580,000
Nationstar Mortgage LLC	6.500		06-01-22		7,000,000	6,387,500
Reliance Intermediate Holdings LP (S)	9.500		12-15-19		500,000	522,500
TMX Finance LLC (S)	8.500		09-15-18		7,948,000	6,676,320
Real estate investment trusts 0.8%
CNL Lifestyle Properties, Inc.	7.250		04-15-19		750,000	766,875
DuPont Fabros Technology LP	5.875		09-15-21		1,100,000	1,120,625
iStar Financial, Inc.	5.000		07-01-19		4,890,000	4,743,300
Real estate management and development 2.1%
Crescent Resources LLC (S)	10.250		08-15-17		3,000,000	3,217,500
Forestar USA Real Estate Group, Inc. (S)	8.500		06-01-22		1,665,000	1,623,375
Greystar Real Estate Partners LLC (S)	8.250		12-01-22		7,000,000	7,122,500
Mattamy Group Corp. (S)	6.500		11-15-20		3,500,000	3,517,500
Mattamy Group Corp. (S)	6.875		11-15-20	CAD	2,000,000	1,721,467
Thrifts and mortgage finance 0.4%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21		1,420,000	1,349,000
Ocwen Financial Corp. (S)	6.625		05-15-19		2,000,000	1,830,000
Health care 3.0%						24,955,060
Health care equipment and supplies 1.2%
Alere, Inc.	7.250		07-01-18		2,500,000	2,600,000
Centric Health Corp.	8.625		04-18-18	CAD	10,000,000	7,379,325

4SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services 1.7%
BioScrip, Inc. (S)	8.875		02-15-21		7,125,000	$6,412,500
National Mentor Holdings, Inc. (S)	12.500		02-15-18		1,400,000	1,453,200
OnCure Holdings, Inc.	11.750		01-15-17		62,499	68,436
OnCure Holdings, Inc. (H)	11.750		05-15-17		175,000	3,420
Vantage Oncology LLC (S)	9.500		06-15-17		6,000,000	5,820,000
Pharmaceuticals 0.1%
Forest Laboratories, Inc. (S)	5.000		12-15-21		1,125,000	1,218,179
Industrials 8.4%						69,692,016
Aerospace and defense 1.6%
LMI Aerospace, Inc. (S)	7.375		07-15-19		8,040,000	7,839,000
TransDigm, Inc.	6.000		07-15-22		5,670,000	5,655,825
Building products 1.7%
Associated Materials LLC	9.125		11-01-17		9,000,000	7,425,000
Nortek, Inc.	8.500		04-15-21		1,000,000	1,070,000
Summit Materials LLC	10.500		01-31-20		4,780,000	5,305,800
Commercial services and supplies 0.6%
Casella Waste Systems, Inc.	7.750		02-15-19		2,600,000	2,639,000
Garda World Security Corp. (S)	7.250		11-15-21		110,000	108,900
GFL Environmental Corp. (S)	7.500		06-18-18	CAD	1,500,000	1,265,536
Safway Group Holding LLC (S)	7.000		05-15-18		480,000	456,000
Tervita Corp. (S)	10.875		02-15-18		450,000	274,500
Construction and engineering 1.0%
AECOM (S)	5.750		10-15-22		7,500,000	7,668,750
Michael Baker International, Inc. (S)	8.250		10-15-18		900,000	895,500
Construction materials 0.3%
Weekley Homes LLC	6.000		02-01-23		2,500,000	2,375,000
Machinery 0.1%
BlueLine Rental Finance Corp. (S)	7.000		02-01-19		440,000	451,000
Marine 1.0%
Navios Maritime Holdings, Inc. (S)	7.375		01-15-22		8,810,000	8,149,250
Oil, gas and consumable fuels 0.6%
Teekay Offshore Partners LP	6.000		07-30-19		5,540,000	5,096,800
Professional services 0.3%
Mustang Merger Corp. (S)	8.500		08-15-21		3,000,000	2,850,000
Road and rail 0.2%
The Hertz Corp.	5.875		10-15-20		2,000,000	2,015,000
Trading companies and distributors 0.0%
WESCO Distribution, Inc.	5.375		12-15-21		335,000	337,931
Transportation infrastructure 1.0%
CHC Helicopter SA	9.250		10-15-20		3,600,000	3,510,000
CHC Helicopter SA	9.375		06-01-21		1,743,555	1,630,224
Florida East Coast Holdings Corp. (S)	6.750		05-01-19		2,700,000	2,673,000
Information technology 2.4%						19,561,013
Communications equipment 0.6%
Avaya, Inc. (S)	7.000		04-01-19		3,000,000	2,925,000
Avaya, Inc. (S)	9.000		04-01-19		2,000,000	2,045,000
Electronic equipment, instruments and components 0.7%
Kemet Corp.	10.500		05-01-18		1,000,000	1,027,500

SEE NOTES TO FUND'S INVESTMENTS5

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Zebra Technologies Corp. (S)	7.250		10-15-22	4,740,000	$4,977,000
Semiconductors and semiconductor equipment 1.1%
Advanced Micro Devices, Inc.	7.750		08-01-20	3,500,000	3,220,000
Entegris, Inc. (S)	6.000		04-01-22	961,000	973,013
Micron Technology, Inc. (S)	5.500		02-01-25	4,350,000	4,393,500
Materials 14.5%					119,611,267
Building materials 0.3%
Building Materials Corp. of America (S)	5.375		11-15-24	2,845,000	2,837,888
Chemicals 1.0%
Hexion US Finance Corp.	8.875		02-01-18	3,000,000	2,670,000
Momentive Performance Materials, Inc.	3.880		10-24-21	2,000,000	1,695,000
Rain CII Carbon LLC (S)	8.250		01-15-21	3,375,000	3,450,938
Construction materials 2.3%
American Gilsonite Company (S)	11.500		09-01-17	7,500,000	7,387,500
Hardwoods Acquisition, Inc. (S)	7.500		08-01-21	9,300,000	9,160,500
US Concrete, Inc.	8.500		12-01-18	2,250,000	2,351,250
Containers and packaging 1.6%
Ardagh Packaging Finance PLC (S)	6.000		06-30-21	930,000	888,150
Ardagh Packaging Finance PLC (S)	6.250		01-31-19	1,530,000	1,495,575
Ardagh Packaging Finance PLC (S)	7.000		11-15-20	135,882	137,241
Cascades, Inc. (S)	5.500		07-15-22	7,460,000	7,422,700
Sealed Air Corp. (S)	4.875		12-01-22	1,710,000	1,697,175
Sealed Air Corp. (S)	5.125		12-01-24	1,710,000	1,727,100
Metals and mining 6.4%
AuRico Gold, Inc. (S)	7.750		04-01-20	3,655,000	3,362,600
Edgen Murray Corp. (S)	8.750		11-01-20	1,950,000	2,125,500
Essar Steel Algoma, Inc. (S)	9.500		11-15-19	4,000,000	4,030,000
First Quantum Minerals, Ltd. (S)	7.250		10-15-19	6,000,000	5,550,000
First Quantum Minerals, Ltd. (S)	7.250		05-15-22	2,750,000	2,475,000
FMG Resources August 2006 Pty, Ltd. (S)	8.250		11-01-19	6,500,000	5,915,000
Hecla Mining Company	6.875		05-01-21	1,800,000	1,584,000
HudBay Minerals, Inc.	9.500		10-01-20	5,290,000	5,131,300
Optima Specialty Steel, Inc. (S)	12.500		12-15-16	250,000	260,000
Signode Industrial Group Lux SA (S)	6.375		05-01-22	7,410,000	7,224,750
Taseko Mines, Ltd.	7.750		04-15-19	6,000,000	5,400,000
Thompson Creek Metals Company, Inc.	9.750		12-01-17	3,000,000	3,120,000
Thompson Creek Metals Company, Inc.	12.500		05-01-19	7,000,000	6,947,500
Paper and forest products 2.9%
Mercer International, Inc. (S)	7.000		12-01-19	4,000,000	4,040,000
Mercer International, Inc. (S)	7.750		12-01-22	2,000,000	2,025,000
Resolute Forest Products, Inc.	5.875		05-15-23	7,358,000	6,990,100
Tembec Industries, Inc. (S)	9.000		12-15-19	10,000,000	9,837,500
UPM-Kymmene OYJ (S)	7.450		11-26-27	600,000	672,000
Telecommunication services 4.5%					37,240,650
Diversified telecommunication services 3.4%
Cincinnati Bell, Inc.	8.375		10-15-20	1,000,000	1,050,000
Columbus International, Inc. (S)	7.375		03-30-21	4,700,000	4,888,000
Frontier Communications Corp.	6.250		09-15-21	1,130,000	1,135,650
Frontier Communications Corp.	7.125		01-15-23	7,500,000	7,631,250

6SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Frontier Communications Corp.	8.500		04-15-20	1,000,000	$1,115,000
Goodman Networks, Inc.	12.125		07-01-18	3,600,000	3,717,000
T-Mobile USA, Inc.	6.000		03-01-23	4,000,000	4,010,000
Wind Acquisition Finance SA (S)	7.375		04-23-21	5,000,000	4,719,000
Wireless telecommunication services 1.1%
Sprint Capital Corp.	6.900		05-01-19	1,000,000	1,020,000
Sprint Communications, Inc.	6.000		11-15-22	2,000,000	1,840,000
Sprint Corp.	7.125		06-15-24	6,575,000	6,114,750
Utilities 2.9%					24,128,713
Electric utilities 1.1%
RJS Power Holdings LLC (S)	5.125		07-15-19	8,900,000	8,788,750
Independent power and renewable electricity producers 1.8%
Dynegy Finance I, Inc. (S)	6.750		11-01-19	1,170,000	1,190,475
Dynegy Finance I, Inc. (S)	7.625		11-01-24	1,615,000	1,647,300
Dynegy, Inc.	5.875		06-01-23	6,585,000	6,255,750
GenOn Energy, Inc.	7.875		06-15-17	2,000,000	1,990,000
NRG Energy, Inc.	6.250		07-15-22	1,675,000	1,712,688
NRG Energy, Inc. (S)	6.250		05-01-24	2,500,000	2,543,750
Term loans (M) 11.8%					$97,148,680
(Cost $101,950,015)
Consumer discretionary 2.9%					23,604,695
Diversified consumer services 0.3%
Orchard Acquisition Company	7.000		02-07-19	2,345,217	2,315,902
Hotels, restaurants and leisure 0.2%
Marina District Finance Company, Inc.	6.750		08-15-18	1,793,400	1,777,708
Household durables 0.5%
Norcraft Companies LP	5.250		12-13-20	3,960,000	3,930,300
Media 0.6%
Getty Images, Inc.	4.750		10-18-19	2,969,697	2,737,072
SESAC Holdco II LLC	5.000		02-08-19	1,948,837	1,928,131
Specialty retail 0.7%
Payless, Inc.	5.000		03-11-21	1,990,000	1,840,750
Payless, Inc.	8.500		03-11-22	210,000	186,900
Toys R Us Property Company I LLC	6.000		08-21-19	4,407,981	4,202,274
Textiles, apparel and luxury goods 0.6%
Charlotte Russe, Inc.	6.750		05-21-19	3,950,000	3,831,500
Charlotte Russe, Inc.	6.750		05-22-19	880,575	854,158
Consumer staples 1.2%					9,864,259
Food and staples retailing 0.4%
Reddy Ice Corp.	6.751		05-01-19	3,438,750	3,026,100
Reddy Ice Corp.	10.750		11-01-19	500,000	400,000
Household products 0.8%
The Sun Products Corp.	5.500		03-23-20	6,960,172	6,438,159
Energy 1.7%					13,871,291
Energy equipment and services 0.4%
Preferred Proppants LLC	6.750		07-27-20	3,990,000	3,551,100

SEE NOTES TO FUND'S INVESTMENTS7

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 1.3%
Arch Coal, Inc.	6.250		05-16-18	7,924,120	$6,541,361
Fieldwood Energy LLC	8.375		09-30-20	5,205,000	3,778,830
Financials 1.2%					9,835,047
Diversified financial services 1.2%
iPayment, Inc.	6.750		05-08-17	4,000,000	3,880,000
PGX Holdings, Inc.	6.250		09-29-20	5,962,500	5,955,047
Health care 0.7%					5,538,766
Health care providers and services 0.4%
CRC Health Corp.	9.000		09-28-21	1,000,000	1,020,000
Western Dental Services, Inc.	6.000		11-01-18	2,465,102	2,341,847
Pharmaceuticals 0.3%
Qol Meds LLC	5.500		07-15-20	2,204,475	2,176,919
Industrials 1.1%					9,360,096
Airlines 0.3%
Air Canada	5.500		09-26-19	2,661,625	2,670,496
Machinery 0.4%
CPM Holdings, Inc.	10.250		03-01-18	3,000,000	3,000,000
Road and rail 0.4%
Livingston International, Inc.	5.000		04-18-19	1,970,000	1,891,200
Livingston International, Inc.	9.000		04-18-20	1,954,783	1,798,400
Information technology 1.3%					10,620,000
Electronic equipment, instruments and components 0.6%
Blue Coat Systems, Inc.	9.500		06-28-20	5,000,000	4,875,000
IT services 0.1%
Deltek, Inc.	10.000		10-10-19	1,000,000	1,001,250
Software 0.6%
Compuware Corp. (T)	TBD		12-10-21	5,000,000	4,743,750
Materials 0.6%					4,933,554
Chemicals 0.6%
American Pacific Corp.	7.000		02-27-19	4,962,500	4,933,554
Telecommunication services 1.1%					9,520,972
Diversified telecommunication services 1.1%
Birch Communications, Inc.	7.750		07-17-20	9,715,278	9,520,972
				Shares	Value
Common stocks 0.1%					$227,795
(Cost $250,006)
Energy 0.0%					40,960
Energy equipment and services 0.0%
TPT Acquisition, Inc. (I)				2,560	40,960
Utilities 0.1%					186,835
Independent power and renewable electricity producers 0.1%
Dynegy, Inc. (I)				6,156	186,835

8SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Shares	Value
Preferred securities 0.8%		$6,684,634
(Cost $6,679,500)
Financials 0.7%		5,497,766
Consumer finance 0.7%
Ally Financial, Inc., 7.000% (S)	5,500	5,497,766
Utilities 0.1%		1,186,868
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	22,820	1,186,868
Warrants 0.0%		$0
(Cost $17,500)
Green Field Energy Services, Inc. (Expiration Date: 11-15-21; Strike Price: $0.01) (I)(S)	250	0
	Par value	Value
Short-term investments 3.5%		$28,966,000
(Cost $28,966,000)
Repurchase agreement 3.5%		28,966,000
Repurchase Agreement with State Street Corp. dated 12-31-14 at 0.000% to be repurchased at $28,966,000 on 1-2-15, collateralized by $29,960,000 U.S. Treasury Notes, 0.750% due 2-28-18 (valued at $29,549,548, including interest)	28,966,000	28,966,000
Total investments (Cost $825,118,418)† 94.4%		$778,072,110
Other assets and liabilities, net 5.6%		$46,511,455
Total net assets 100.0%		$824,583,565

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviation
CAD	Canadian Dollar
Key to Security Abbreviations and Legend
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $393,215,478 or 47.7% of the fund's net assets as of 12-31-14.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 12-31-14, the aggregate cost of investment securities for federal income tax purposes was $826,052,623. Net unrealized depreciation aggregated $47,980,513, of which $4,961,797 related to appreciated investment securities and $52,942,310 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS9

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2014, by major security category or type:

	Total market value at 12-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds
Consumer discretionary	$116,752,476	—	$116,752,476	—
Consumer staples	49,362,672	—	49,362,672	—
Energy	80,610,624	—	80,610,624	—
Financials	103,130,510	—	103,130,510	—
Health care	24,955,060	—	24,951,640	$3,420
Industrials	69,692,016	—	69,692,016	—
Information technology	19,561,013	—	19,561,013	—
Materials	119,611,267	—	119,611,267	—
Telecommunication services	37,240,650	—	37,240,650	—
Utilities	24,128,713	—	24,128,713	—
Term loans	97,148,680	—	97,148,680	—
Common stocks
Energy	40,960	—	—	40,960
Utilities	186,835	$186,835	—	—
Preferred securities
Financials	5,497,766	—	5,497,766	—
Utilities	1,186,868	1,186,868	—	—
Short-term investments	28,966,000	—	28,966,000	—
Total Investments in Securities	$778,072,110	$1,373,703	$776,654,027	$44,380
Other financial instruments:
Forward foreign currency contracts	$450,186	—	$450,186	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a

10

default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended December 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at December 31, 2014.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	20,643,716	CAD	23,488,834	Toronto Dominion Bank	2/25/2015	$450,186	—	$450,186
						$450,186	—	$450,186

Currency abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

11

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	346Q3	12/14
This report is for the information of the shareholders of John Hancock Core High Yield Fund.		2/15

John Hancock

Disciplined Value Fund

Quarterly portfolio holdings 12/31/14

Fund's investmentsDisciplined Value Fund

As of 12-31-14 (unaudited)
	Shares	Value
Common stocks 97.5%		$12,483,534,068
(Cost $10,596,979,290)
Consumer discretionary 11.5%		1,472,997,520
Auto components 0.6%
Lear Corp.	739,752	72,554,871
Diversified consumer services 0.6%
Apollo Education Group, Inc. (I)	2,459,265	83,885,529
Hotels, restaurants and leisure 0.6%
Six Flags Entertainment Corp.	1,414,460	61,033,949
Wynn Resorts, Ltd.	85,390	12,702,616
Media 7.0%
Comcast Corp., Class A	4,235,878	245,723,283
Discovery Communications, Inc., Series A (I)	378,335	13,033,641
Liberty Broadband Corp., Series A (I)	270,802	13,564,472
Liberty Broadband Corp., Series C (I)	541,554	26,980,220
Liberty Global PLC, Series C (I)	4,455,586	215,249,360
Liberty Media Corp., Series A (I)	1,083,196	38,204,323
Liberty Media Corp., Series C (I)	2,166,197	75,881,881
Omnicom Group, Inc.	732,006	56,708,505
Scripps Networks Interactive, Inc., Class A	943,055	70,983,750
Time Warner, Inc.	1,284,661	109,735,743
Time, Inc.	1,337,240	32,909,476
Multiline retail 0.7%
Macy's, Inc.	1,307,590	85,974,043
Specialty retail 1.9%
The Gap, Inc.	2,766,597	116,501,400
The Home Depot, Inc.	1,223,030	128,381,459
Textiles, apparel and luxury goods 0.1%
Coach, Inc.	345,820	12,988,999
Consumer staples 3.5%		444,113,823
Food and staples retailing 2.2%
CVS Health Corp.	2,959,524	285,031,756
Food products 1.2%
Tyson Foods, Inc., Class A	3,656,964	146,607,687
Personal products 0.1%
Avon Products, Inc.	1,328,475	12,474,380
Energy 8.2%		1,053,844,960
Oil, gas and consumable fuels 8.2%
California Resources Corp. (I)	321,470	1,771,300
Canadian Natural Resources, Ltd.	3,591,320	110,899,962
Energen Corp.	1,081,125	68,932,530
EOG Resources, Inc.	1,255,391	115,583,849
EQT Corp.	1,206,965	91,367,251
Exxon Mobil Corp.	1,046,896	96,785,535
Marathon Petroleum Corp.	1,227,540	110,797,760
Occidental Petroleum Corp.	2,038,703	164,339,849
Phillips 66	2,867,310	205,586,127
QEP Resources, Inc.	3,378,855	68,320,448
Rice Energy, Inc. (I)	928,009	19,460,349

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Fund

	Shares	Value
Financials 29.6%		$3,790,309,898
Banks 13.8%
BB&T Corp.	1,621,689	63,067,485
Citigroup, Inc.	9,588,651	518,841,906
Fifth Third Bancorp	9,556,967	194,723,203
JPMorgan Chase & Company	7,592,342	475,128,762
Wells Fargo & Company	9,329,804	511,459,855
Consumer finance 4.4%
Capital One Financial Corp.	4,744,788	391,682,249
Discover Financial Services	2,628,544	172,143,347
Diversified financial services 4.1%
Berkshire Hathaway, Inc., Class B (I)	3,500,697	525,629,655
Insurance 7.0%
ACE, Ltd.	1,678,117	192,782,081
Aon PLC	808,565	76,676,219
MetLife, Inc.	1,436,363	77,692,875
Prudential Financial, Inc.	1,303,230	117,890,186
The Allstate Corp.	3,442,617	241,843,844
The Travelers Companies, Inc.	1,426,785	151,025,192
Validus Holdings, Ltd.	933,935	38,814,339
Real estate investment trusts 0.3%
American Homes 4 Rent, Class A	2,402,155	40,908,700
Health care 14.9%		1,904,134,784
Biotechnology 0.3%
Gilead Sciences, Inc. (I)	368,225	34,708,889
Health care equipment and supplies 2.9%
Covidien PLC	1,040,819	106,454,967
Medtronic, Inc.	2,289,960	165,335,112
Zimmer Holdings, Inc.	856,365	97,128,918
Health care providers and services 3.7%
Express Scripts Holding Company (I)	2,613,752	221,306,382
McKesson Corp.	233,517	48,473,459
Omnicare, Inc.	1,686,550	123,000,092
Quest Diagnostics, Inc.	1,318,795	88,438,393
Pharmaceuticals 8.0%
AbbVie, Inc.	1,844,270	120,689,029
Johnson & Johnson	3,161,387	330,586,239
Pfizer, Inc.	11,998,572	373,755,518
Shire PLC, ADR	245,210	52,116,933
Teva Pharmaceutical Industries, Ltd., ADR	2,471,585	142,140,853
Industrials 7.7%		983,243,425
Aerospace and defense 4.5%
General Dynamics Corp.	533,400	73,406,508
Honeywell International, Inc.	595,579	59,510,254
Lockheed Martin Corp.	1,334,957	257,072,669
Raytheon Company	1,692,180	183,043,111
Airlines 1.7%
Delta Air Lines, Inc.	3,163,670	155,620,927
United Continental Holdings, Inc. (I)	874,690	58,508,014

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value Fund

	Shares	Value
Industrials (continued)
Construction and engineering 0.1%
Fluor Corp.	213,930	$12,970,576
Electrical equipment 0.4%
Emerson Electric Company	922,530	56,947,777
Machinery 1.0%
AGCO Corp.	292,590	13,225,068
Crane Company	1,236,235	72,566,995
Dover Corp.	385,436	27,643,470
Terex Corp.	456,530	12,728,056
Information technology 16.7%		2,139,540,330
Communications equipment 3.9%
Brocade Communications Systems, Inc.	7,537,233	89,240,839
Cisco Systems, Inc.	10,349,066	287,859,271
QUALCOMM, Inc.	1,553,184	115,448,167
Electronic equipment, instruments and components 0.8%
TE Connectivity, Ltd.	1,671,927	105,749,383
IT services 0.7%
Fidelity National Information Services, Inc.	899,905	55,974,091
Global Payments, Inc.	436,530	35,241,067
Semiconductors and semiconductor equipment 0.8%
NXP Semiconductors NV (I)	795,345	60,764,358
ON Semiconductor Corp. (I)	4,119,429	41,729,816
Software 4.4%
Activision Blizzard, Inc.	5,099,995	102,764,899
Microsoft Corp.	5,749,845	267,080,300
Oracle Corp.	4,316,865	194,129,419
Technology hardware, storage and peripherals 6.1%
Apple, Inc.	2,987,540	329,764,665
EMC Corp.	8,127,825	241,721,516
Seagate Technology PLC	1,003,896	66,759,084
Western Digital Corp.	1,312,678	145,313,455
Materials 3.3%		417,315,458
Chemicals 0.8%
Huntsman Corp.	4,319,875	98,406,753
Containers and packaging 1.2%
Avery Dennison Corp.	1,296,190	67,246,337
Crown Holdings, Inc. (I)	1,729,843	88,049,009
Owens-Illinois, Inc. (I)	176,195	4,755,503
Metals and mining 0.5%
Barrick Gold Corp.	3,186,295	34,252,671
Freeport-McMoRan, Inc.	1,045,515	24,423,230
Paper and forest products 0.8%
International Paper Company	1,869,764	100,181,955
Telecommunication services 1.0%		134,308,889
Diversified telecommunication services 1.0%
Verizon Communications, Inc.	2,871,075	134,308,889

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Fund

			Shares	Value
Utilities 1.1%				$143,724,981
Independent power and renewable electricity producers 1.1%
AES Corp.			10,437,544	143,724,981
Rights 0.0%				$1,543,484
(Cost $0)
Liberty Broadband Corp. (I)(L)(N)			162,472	1,543,484
	Yield (%)		Shares	Value
Securities lending collateral 0.0%				$160,759
(Cost $160,756)
John Hancock Collateral Investment Trust (W)	0.0896(Y	)	16,067	160,759
Short-term investments 2.2%				$288,184,961
(Cost $288,184,961)
Money market funds 2.2%				288,184,961
State Street Institutional US Government Money Market Fund	0.0000(Y	)	288,184,961	288,184,961
Total investments (Cost $10,885,325,007)† 99.7%				$12,773,423,272
Other assets and liabilities, net 0.3%				$35,226,861
Total net assets 100.0%				$12,808,650,133

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 12-31-14. The value of securities on loan amounted to $159,758.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-14.
†	At 12-31-14, the aggregate cost of investment securities for federal income tax purposes was $10,887,740,390. Net unrealized appreciation aggregated $1,885,682,882, of which $2,085,282,776 related to appreciated investment securities and $199,599,894 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	340Q3	12/14
This report is for the information of the shareholders of John Hancock Disciplined Value Fund.		2/15

John Hancock

Disciplined Value Mid Cap Fund

Quarterly portfolio holdings 12/31/14

Fund's investmentsDisciplined Value Mid Cap Fund

As of 12-31-14 (unaudited)
	Shares	Value
Common stocks 98.2%		$9,686,208,379
(Cost $7,422,808,581)
Consumer discretionary 10.1%		991,540,604
Auto components 3.0%
Lear Corp.	1,909,934	187,326,320
Tenneco, Inc. (I)	883,815	50,032,767
TRW Automotive Holdings Corp. (I)	562,687	57,872,358
Diversified consumer services 0.8%
H&R Block, Inc.	2,170,995	73,119,112
Household durables 1.1%
Newell Rubbermaid, Inc.	2,924,374	111,389,406
Internet and catalog retail 1.0%
Expedia, Inc.	1,202,890	102,678,690
Leisure products 0.9%
Brunswick Corp.	1,650,844	84,622,263
Media 1.6%
CBS Corp., Class B	1,299,675	71,924,015
Omnicom Group, Inc.	1,050,655	81,394,243
Multiline retail 1.2%
Macy's, Inc.	1,794,075	117,960,431
Specialty retail 0.5%
Foot Locker, Inc.	947,330	53,220,999
Consumer staples 3.3%		323,368,511
Beverages 1.8%
Coca-Cola Enterprises, Inc.	855,970	37,850,993
Constellation Brands, Inc., Class A (I)	1,402,460	137,679,498
Food and staples retailing 0.4%
Rite Aid Corp. (I)	4,849,435	36,467,751
Food products 0.5%
Tyson Foods, Inc., Class A	1,338,605	53,664,674
Tobacco 0.6%
Lorillard, Inc.	916,835	57,705,595
Energy 4.0%		396,391,244
Oil, gas and consumable fuels 4.0%
Diamondback Energy, Inc. (I)	403,210	24,103,894
Energen Corp.	1,341,620	85,541,691
EQT Corp.	940,625	71,205,313
Kosmos Energy, Ltd. (I)	2,336,467	19,602,958
Marathon Petroleum Corp.	1,107,135	99,930,005
QEP Resources, Inc.	1,890,480	38,225,506
Rice Energy, Inc. (I)	1,240,570	26,014,753
Western Refining, Inc.	840,845	31,767,124
Financials 29.7%		2,934,067,292
Banks 5.4%
BB&T Corp.	3,362,715	130,775,986
East West Bancorp, Inc.	2,393,330	92,645,804
Fifth Third Bancorp	5,991,495	122,076,711
Huntington Bancshares, Inc.	9,565,630	100,630,428
SunTrust Banks, Inc.	2,105,825	88,234,068

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Mid Cap Fund

	Shares	Value
Financials (continued)
Capital markets 5.2%
Raymond James Financial, Inc.	2,346,570	$134,434,995
SEI Investments Company	2,007,186	80,367,727
State Street Corp.	597,120	46,873,920
TD Ameritrade Holding Corp.	4,983,795	178,320,185
The Charles Schwab Corp.	2,399,405	72,438,037
Consumer finance 1.8%
Discover Financial Services	1,506,965	98,691,138
Navient Corp.	1,966,975	42,506,330
SLM Corp. (I)	3,475,245	35,412,747
Diversified financial services 1.1%
McGraw-Hill Financial, Inc.	750,419	66,772,283
Moody's Corp.	420,950	40,331,220
Insurance 8.2%
Alleghany Corp. (I)	205,513	95,255,276
Aon PLC	757,490	71,832,777
Loews Corp.	1,191,065	50,048,551
Marsh & McLennan Companies, Inc.	2,557,100	146,368,404
Reinsurance Group of America, Inc.	1,282,685	112,388,860
Symetra Financial Corp.	1,676,676	38,647,382
The Allstate Corp.	1,894,545	133,091,786
Torchmark Corp.	1,737,306	94,109,866
W.R. Berkley Corp.	866,780	44,431,143
XL Group PLC	872,995	30,004,838
Real estate investment trusts 8.0%
American Assets Trust, Inc.	767,332	30,547,487
Boston Properties, Inc.	1,127,305	145,072,880
Equity Residential	2,202,675	158,240,172
Essex Property Trust, Inc.	338,098	69,851,047
Kimco Realty Corp.	3,004,420	75,531,119
Regency Centers Corp.	1,510,569	96,344,091
SL Green Realty Corp.	887,035	105,574,906
The Macerich Company	1,273,410	106,215,128
Health care 8.4%		828,115,468
Health care equipment and supplies 3.0%
Boston Scientific Corp. (I)	3,548,470	47,017,228
CareFusion Corp. (I)	1,783,970	105,860,780
St. Jude Medical, Inc.	613,930	39,923,868
Teleflex, Inc.	297,420	34,149,764
Zimmer Holdings, Inc.	596,095	67,609,095
Health care providers and services 4.5%
AmerisourceBergen Corp.	292,545	26,375,857
Cardinal Health, Inc.	1,020,850	82,413,221
DaVita HealthCare Partners, Inc. (I)	408,620	30,948,879
Laboratory Corp. of America Holdings (I)	490,715	52,948,149
McKesson Corp.	484,095	100,488,440
Omnicare, Inc.	2,075,020	151,331,209
Life sciences tools and services 0.9%
Bruker Corp. (I)	1,564,275	30,691,076
ICON PLC (I)	1,144,497	58,357,902

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value Mid Cap Fund

	Shares	Value
Industrials 13.1%		$1,289,317,343
Aerospace and defense 1.2%
Curtiss-Wright Corp.	531,742	37,535,668
Huntington Ingalls Industries, Inc.	683,982	76,920,616
Airlines 0.5%
Delta Air Lines, Inc.	934,745	45,980,107
Building products 0.9%
Masco Corp.	3,567,370	89,897,724
Construction and engineering 0.4%
Fluor Corp.	689,345	41,794,987
Electrical equipment 0.2%
Hubbell, Inc., Class B	212,442	22,695,179
Industrial conglomerates 0.5%
Carlisle Companies, Inc.	555,650	50,141,856
Machinery 3.8%
Dover Corp.	1,207,979	86,636,254
Flowserve Corp.	699,675	41,861,555
Parker Hannifin Corp.	988,505	127,467,720
Stanley Black & Decker, Inc.	378,985	36,412,879
The Timken Company	1,023,425	43,679,779
WABCO Holdings, Inc. (I)	351,275	36,806,595
Professional services 4.9%
Equifax, Inc.	1,225,510	99,106,994
FTI Consulting, Inc. (I)	567,898	21,937,900
ManpowerGroup, Inc.	1,298,935	88,548,399
Robert Half International, Inc.	2,936,811	171,451,026
Towers Watson & Company, Class A	867,061	98,125,293
Trading companies and distributors 0.7%
WESCO International, Inc. (I)(L)	948,915	72,316,812
Information technology 17.1%		1,691,381,996
Communications equipment 1.7%
Brocade Communications Systems, Inc.	5,761,040	68,210,714
Harris Corp.	580,060	41,659,909
Motorola Solutions, Inc.	960,490	64,429,669
Electronic equipment, instruments and components 4.2%
Arrow Electronics, Inc. (I)	1,894,412	109,667,511
Avnet, Inc.	1,973,129	84,884,010
Flextronics International, Ltd. (I)	3,941,463	44,065,556
Jabil Circuit, Inc.	3,115,205	68,004,925
Knowles Corp. (I)(L)	719,834	16,952,091
TE Connectivity, Ltd.	1,399,299	88,505,662
Internet software and services 0.8%
InterActiveCorp	436,539	26,537,206
NetEase, Inc., ADR	527,355	52,281,975
IT services 3.6%
Alliance Data Systems Corp. (I)	241,330	69,032,447
Amdocs, Ltd.	2,536,460	118,338,541
Fidelity National Information Services, Inc.	1,352,785	84,143,227
Global Payments, Inc.	473,705	38,242,205
Total System Services, Inc.	1,285,530	43,656,599

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Mid Cap Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 2.9%
	Avago Technologies, Ltd.		912,200	$91,758,198
	Microsemi Corp. (I)		1,571,490	44,598,886
	NXP Semiconductors NV (I)		758,295	57,933,738
	ON Semiconductor Corp. (I)		9,357,479	94,791,262
Software 1.1%
	Activision Blizzard, Inc.		5,324,015	107,278,902
Technology hardware, storage and peripherals 2.8%
	Seagate Technology PLC		1,348,405	89,668,933
	Western Digital Corp.		1,686,900	186,739,830
Materials 6.5%				645,297,083
Chemicals 1.3%
	Huntsman Corp.		1,583,145	36,064,043
	Minerals Technologies, Inc.		319,947	22,220,319
	The Valspar Corp.		880,165	76,116,669
Containers and packaging 4.5%
	Avery Dennison Corp.		850,425	44,120,049
	Crown Holdings, Inc. (I)		2,943,030	149,800,227
	Graphic Packaging Holding Company (I)		10,123,471	137,881,675
	Owens-Illinois, Inc. (I)		2,346,780	63,339,592
	Packaging Corp. of America		628,060	49,020,083
Paper and forest products 0.7%
	International Paper Company		1,245,510	66,734,426
Utilities 6.0%				586,728,838
Electric utilities 3.7%
	American Electric Power Company, Inc.		1,877,455	113,999,068
	Edison International		1,657,260	108,517,385
	FirstEnergy Corp.		802,600	31,293,374
	Great Plains Energy, Inc.		2,118,824	60,195,790
	Westar Energy, Inc.		1,229,455	50,702,724
Independent power and renewable electricity producers 0.6%
	AES Corp.		4,097,364	56,420,702
Multi-utilities 1.7%
	Alliant Energy Corp.		1,151,754	76,499,501
	Ameren Corp.		1,051,065	48,485,628
	PG&E Corp.		762,860	40,614,666
	Yield (%)		Shares	Value
Securities lending collateral 0.2%				$19,456,126
(Cost $19,454,783)
John Hancock Collateral Investment Trust (W)	0.0896(Y	)	1,944,524	19,456,126
Short-term investments 1.7%				$171,364,647
(Cost $171,364,647)
Money market funds 1.7%				171,364,647
State Street Institutional US Government Money Market Fund	0.0000(Y	)	171,364,647	171,364,647
Total investments (Cost $7,613,628,011)† 100.1%				$9,877,029,152
Other assets and liabilities, net (0.1%)				($13,027,332)
Total net assets 100.0%				$9,864,001,820

SEE NOTES TO FUND'S INVESTMENTS5

Disciplined Value Mid Cap Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 12-31-14. The value of securities on loan amounted to $18,891,237.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-14.
†	At 12-31-14, the aggregate cost of investment securities for federal income tax purposes was $7,632,723,524. Net unrealized appreciation aggregated $2,244,305,628, of which $2,307,884,075 related to appreciated investment securities and $63,578,447 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	363Q3	12/14
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.		2/15

John Hancock

International Value Equity Fund

Quarterly portfolio holdings 12/31/14

Fund's investmentsInternational Value Equity Fund

As of 12-31-14 (unaudited)
	Shares	Value
Common stocks 95.3%		$409,293,686
(Cost $394,059,145)
Australia 4.1%		17,493,617
AGL Energy, Ltd.	286,363	3,123,390
Australia & New Zealand Banking Group, Ltd.	136,709	3,557,160
BHP Billiton, Ltd.	104,467	2,469,874
National Australia Bank, Ltd.	122,194	3,332,262
QBE Insurance Group, Ltd.	340,651	3,093,242
Santos, Ltd.	287,089	1,917,689
Canada 6.8%		29,191,119
Agrium, Inc. (L)	38,033	3,600,990
Bank of Montreal	60,919	4,309,110
Barrick Gold Corp.	219,465	2,365,039
Bombardier, Inc., Class B	885,659	3,163,612
Husky Energy, Inc.	155,825	3,688,404
Magna International, Inc.	38,426	4,163,754
Suncor Energy, Inc.	117,469	3,730,940
The Toronto-Dominion Bank (L)	87,261	4,169,270
China 1.7%		7,488,261
China Petroleum & Chemical Corp., H Shares	5,100,800	4,130,827
CNOOC, Ltd.	2,483,000	3,357,434
Denmark 0.9%		3,721,268
Danske Bank A/S	137,642	3,721,268
Finland 0.8%		3,380,385
Kesko OYJ, B Shares	92,948	3,380,385
France 9.8%		41,955,132
Arkema SA	46,265	3,059,820
AXA SA	146,110	3,366,818
BNP Paribas SA	53,630	3,165,997
Cie de Saint-Gobain	67,323	2,851,857
GDF Suez	155,519	3,626,551
Kering	16,735	3,215,975
Orange SA	212,406	3,612,326
Sanofi	42,622	3,885,867
Societe BIC SA	30,352	4,025,363
Total SA	64,622	3,310,714
Vinci SA	69,063	3,771,013
Vivendi SA (I)	163,228	4,062,831
Germany 11.5%		49,667,607
Allianz SE	23,027	3,813,874
BASF SE	38,605	3,238,223
Bayerische Motoren Werke AG	35,386	3,818,793
Deutsche Bank AG	101,283	3,032,853
Deutsche Boerse AG	50,631	3,597,935
E.ON SE	184,983	3,161,672
Fresenius SE & Company KGaA	85,785	4,460,309
KION Group AG	57,023	2,177,100
Merck KGaA	54,170	5,097,848
Muenchener Rueckversicherungs AG	18,801	3,743,982

2SEE NOTES TO FUND'S INVESTMENTS

International Value Equity Fund

	Shares	Value
Germany (continued)
Rheinmetall AG	62,155	$2,706,172
SAP SE	61,299	4,280,409
Siemens AG	35,246	3,954,738
Software AG	106,321	2,583,699
Hong Kong 4.0%		17,221,471
China Mobile, Ltd.	377,000	4,425,464
Guangdong Investment, Ltd.	3,699,385	4,803,027
Hang Lung Group, Ltd.	803,000	3,641,284
Yue Yuen Industrial Holdings, Ltd.	1,212,385	4,351,696
Ireland 0.6%		2,528,829
C&C Group PLC	578,257	2,528,829
Israel 1.0%		4,296,726
Teva Pharmaceutical Industries, Ltd.	74,954	4,296,726
Japan 17.2%		73,732,376
Asahi Kasei Corp.	502,944	4,588,068
Bridgestone Corp.	103,700	3,596,516
Canon, Inc.	121,000	3,845,833
East Japan Railway Company	46,000	3,467,059
Fujitsu, Ltd.	568,106	3,028,951
Honda Motor Company, Ltd.	97,100	2,848,746
Inpex Corp.	248,333	2,764,682
Komatsu, Ltd.	181,400	4,010,379
Kyocera Corp.	91,800	4,200,730
Marubeni Corp.	288,770	1,727,819
Mitsubishi Corp.	190,000	3,477,022
Mitsubishi UFJ Financial Group, Inc.	703,500	3,865,187
Mitsui Fudosan Company, Ltd.	118,000	3,164,234
Mizuho Financial Group, Inc.	1,837,400	3,080,037
MS&AD Insurance Group Holdings, Inc.	159,890	3,789,107
Nippon Telegraph & Telephone Corp.	67,100	3,427,642
Nippon Television Holdings, Inc.	253,468	3,720,461
Nissan Motor Company, Ltd.	408,989	3,567,107
Sumitomo Chemical Company, Ltd.	889,000	3,499,749
Toyo Suisan Kaisha, Ltd.	114,000	3,670,671
Toyota Motor Corp.	70,484	4,392,376
Netherlands 6.4%		27,701,686
Aegon NV	429,085	3,224,990
Heineken Holding NV	54,680	3,423,051
ING Groep NV (I)	295,283	3,814,956
Koninklijke Ahold NV	180,114	3,201,140
Koninklijke KPN NV	1,018,965	3,217,227
Royal Dutch Shell PLC, A Shares	132,038	4,400,714
TNT Express NV	390,746	2,604,872
Wolters Kluwer NV	125,011	3,814,736
Norway 0.8%		3,394,148
DNB ASA	230,102	3,394,148
Singapore 2.6%		11,220,002
DBS Group Holdings, Ltd.	306,500	4,745,027
Sembcorp Industries, Ltd.	845,000	2,829,920

SEE NOTES TO FUND'S INVESTMENTS3

International Value Equity Fund

			Shares	Value
Singapore (continued)
	Singapore Telecommunications, Ltd.		1,243,000	$3,645,055
South Africa 0.6%				2,611,623
	Tiger Brands, Ltd.		82,402	2,611,623
Spain 1.3%				5,569,558
	Ebro Foods SA		144,912	2,395,369
	Telefonica SA		221,082	3,174,189
Sweden 3.0%				12,863,539
	Getinge AB, B Shares		139,031	3,166,066
	Meda AB, Series A		234,745	3,366,339
	Modern Times Group AB, B Shares		105,101	3,333,026
	SKF AB, B Shares		142,323	2,998,108
Switzerland 5.6%				24,008,253
	Credit Suisse Group AG (I)		128,881	3,237,651
	Glencore PLC (I)		663,759	3,063,798
	Lonza Group AG (I)		34,930	3,932,825
	Nestle SA		56,597	4,125,977
	Novartis AG		61,283	5,683,598
	Zurich Insurance Group AG (I)		12,686	3,964,404
United Kingdom 16.6%				71,248,086
	Anglo American PLC		155,286	2,873,483
	Antofagasta PLC		233,640	2,722,366
	AstraZeneca PLC		55,871	3,946,210
	Barclays PLC		1,054,206	3,963,104
	BP PLC		385,976	2,450,012
	Debenhams PLC		3,346,299	3,904,122
	Diageo PLC		132,957	3,808,828
	GlaxoSmithKline PLC		167,267	3,588,479
	HSBC Holdings PLC		551,373	5,210,343
	Imperial Tobacco Group PLC		90,490	3,983,325
	Informa PLC		519,601	3,794,807
	Meggitt PLC		471,374	3,791,847
	Premier Oil PLC		613,761	1,587,461
	Rexam PLC		476,244	3,352,754
	RSA Insurance Group PLC (I)		440,705	2,975,405
	Sky PLC		260,712	3,638,581
	Smith & Nephew PLC		235,331	4,243,615
	Standard Chartered PLC		190,787	2,853,390
	Unilever PLC		106,409	4,323,204
	Vodafone Group PLC		1,235,699	4,236,750
	Yield (%)		Shares	Value
Securities lending collateral 1.7%				$7,210,668
(Cost $7,210,850)
John Hancock Collateral Investment Trust (W)	0.0896(Y	)	720,663	7,210,668

4SEE NOTES TO FUND'S INVESTMENTS

International Value Equity Fund

	Par value	Value
Short-term investments 2.6%		$11,183,000
(Cost $11,183,000)
Repurchase agreement 2.6%		11,183,000
Barclays Capital Tri-Party Repurchase Agreement dated 12-31-14 at 0.040% to be repurchased at $7,136,016 on 1-2-15, collateralized by $6,721,448 U.S. Treasury Inflation Indexed Notes, 0.500% due 4-15-15 (valued at $7,278,736, including interest)	7,136,000	7,136,000
Repurchase Agreement with State Street Corp. dated 12-31-14 at 0.000% to be repurchased at $4,047,000 on 1-2-15, collateralized by $4,190,000 U.S. Treasury Notes, 0.750% due 2-28-18, (valued at $4,132,597, including interest)	4,047,000	4,047,000
Total investments (Cost $412,452,995)† 99.6%		$427,687,354
Other assets and liabilities, net 0.4%		$1,773,543
Total net assets 100.0%		$429,460,897

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 12-31-14. The value of securities on loan amounted to $6,864,889.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-14.
†	At 12-31-14, the aggregate cost of investment securities for federal income tax purposes was $412,807,496. Net unrealized appreciation aggregated $14,879,858, of which $45,830,457 related to appreciated investment securities and $30,950,599 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 12-31-14:

Financials	22.8%
Consumer discretionary	12.2%
Industrials	11.1%
Health care	10.6%
Consumer staples	8.7%
Materials	8.1%
Energy	7.3%
Telecommunication services	6.9%
Information technology	4.2%
Utilities	3.4%
Short-term investments and other	4.7%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2014, by major security category or type:

	Total market value at 12-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$17,493,617	—	$17,493,617	—
Canada	29,191,119	$29,191,119	—	—
China	7,488,261	—	7,488,261	—
Denmark	3,721,268	—	3,721,268	—
Finland	3,380,385	—	3,380,385	—
France	41,955,132	—	41,955,132	—
Germany	49,667,607	—	49,667,607	—
Hong Kong	17,221,471	—	17,221,471	—
Ireland	2,528,829	—	2,528,829	—
Israel	4,296,726	—	4,296,726	—
Japan	73,732,376	—	73,732,376	—
Netherlands	27,701,686	—	27,701,686	—
Norway	3,394,148	—	3,394,148	—
Singapore	11,220,002	—	11,220,002	—
South Africa	2,611,623	—	2,611,623	—
Spain	5,569,558	—	5,569,558	—
Sweden	12,863,539	—	12,863,539	—
Switzerland	24,008,253	—	24,008,253	—
United Kingdom	71,248,086	—	71,248,086	—
Securities lending collateral	7,210,668	7,210,668	—	—
Short-term investments	11,183,000	—	11,183,000	—
Total Investments in Securities	$427,687,354	$36,401,787	$391,285,567	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

6

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	366Q3	12/14
This report is for the information of the shareholders of John Hancock International Value Equity Fund.		2/15

John Hancock

Select Growth Fund

Quarterly portfolio holdings 12/31/14

Fund's investmentsSelect Growth Fund

As of 12-31-14 (unaudited)
	Shares	Value
Common stocks 97.5%		$395,941,940
(Cost $374,750,098)
Consumer discretionary 13.2%		53,818,054
Automobiles 5.0%
Harley-Davidson, Inc.	305,448	20,132,076
Internet and catalog retail 2.3%
TripAdvisor, Inc. (I)	127,760	9,538,562
Specialty retail 5.9%
CarMax, Inc. (I)	95,740	6,374,369
O'Reilly Automotive, Inc. (I)	92,270	17,773,047
Consumer staples 12.4%		50,465,888
Beverages 6.1%
Brown-Forman Corp., Class B	43,210	3,795,566
PepsiCo, Inc.	171,810	16,246,354
The Boston Beer Company, Inc., Class A (I)	16,020	4,638,431
Household products 1.0%
Colgate-Palmolive Company	61,740	4,271,791
Tobacco 5.3%
Altria Group, Inc.	436,650	21,513,746
Energy 0.5%		1,988,630
Oil, gas and consumable fuels 0.5%
Apache Corp.	22,760	1,426,369
Ultra Petroleum Corp. (I)	42,725	562,261
Financials 28.3%		114,757,285
Banks 11.7%
First Republic Bank	423,700	22,083,244
M&T Bank Corp.	106,145	13,333,935
U.S. Bancorp	266,540	11,980,973
Capital markets 1.7%
TD Ameritrade Holding Corp.	187,000	6,690,860
Consumer finance 1.1%
American Express Company	48,890	4,548,726
Diversified financial services 4.0%
Berkshire Hathaway, Inc., Class B (I)	108,550	16,298,783
Insurance 9.8%
Fairfax Financial Holdings, Ltd.	37,074	19,426,674
Markel Corp. (I)	19,472	13,296,260
The Progressive Corp.	262,980	7,097,830
Health care 12.3%		50,107,009
Biotechnology 2.3%
Genomic Health, Inc. (I)	216,793	6,930,872
Seattle Genetics, Inc. (I)	75,300	2,419,389
Health care equipment and supplies 1.2%
IDEXX Laboratories, Inc. (I)	33,952	5,034,063
Health care providers and services 5.6%
Anthem, Inc.	180,667	22,704,422
Pharmaceuticals 3.2%
Bristol-Myers Squibb Company	31,081	1,834,711

2SEE NOTES TO FUND'S INVESTMENTS

Select Growth Fund

		Shares	Value
Health care (continued)
Pharmaceuticals (continued)
	Johnson & Johnson	106,948	$11,183,552
Industrials 10.6%			43,074,621
Air freight and logistics 3.4%
	United Parcel Service, Inc., Class B	122,740	13,645,006
Construction and engineering 0.1%
	Pangea Group, Class B (I)	465	418,678
Industrial conglomerates 1.1%
	Danaher Corp.	54,780	4,695,194
Trading companies and distributors 6.0%
	NOW, Inc. (I)	184,320	4,742,554
	Watsco, Inc.	182,927	19,573,189
Information technology 13.6%			55,068,543
Internet software and services 5.8%
	eBay, Inc. (I)	80,488	4,516,987
	Facebook, Inc., Class A (I)	109,040	8,507,301
	Google, Inc., Class A (I)	17,540	9,307,776
	Zillow, Inc., Class A (I)	9,700	1,027,133
IT services 3.8%
	MasterCard, Inc., Class A	176,840	15,236,534
Semiconductors and semiconductor equipment 0.8%
	Altera Corp.	62,356	2,303,431
	Xilinx, Inc.	25,478	1,102,943
Software 3.2%
	Oracle Corp.	290,559	13,066,438
Materials 6.6%			26,661,910
Chemicals 2.6%
	Monsanto Company	87,770	10,485,882
Construction materials 4.0%
	Martin Marietta Materials, Inc.	88,900	9,807,448
	Vulcan Materials Company	96,890	6,368,580
	Yield (%)	Shares	Value
Short-term investments 1.8%			$7,469,824
(Cost $7,469,824)
Money market funds 1.8%			7,469,824
State Street Institutional Liquid Reserves Fund (Y)	0.0718	7,469,824	7,469,824
Total investments (Cost $382,219,922)† 99.3%			$403,411,764
Other assets and liabilities, net 0.7%			$2,646,622
Total net assets 100.0%			$406,058,386

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-14.
†	At 12-31-14, the aggregate cost of investment securities for federal income tax purposes was $384,413,815. Net unrealized appreciation aggregated $18,997,949, of which $31,282,992 related to appreciated investment securities and $12,285,043 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2014, by major security category or type:

	Total market value at 12-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$53,818,054	$53,818,054	—	—
Consumer staples	50,465,888	50,465,888	—	—
Energy	1,988,630	1,988,630	—	—
Financials	114,757,285	114,757,285	—	—
Health care	50,107,009	50,107,009	—	—
Industrials	43,074,621	42,655,943	—	$418,678
Information technology	55,068,543	55,068,543	—	—
Materials	26,661,910	26,661,910	—	—
Short-term investments	7,469,824	7,469,824	—	—
Total Investments in Securities	$403,411,764	$402,993,086	—	$418,678

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	334Q3	12/14
This report is for the information of the shareholders of John Hancock Select Growth Fund.		2/15

John Hancock

Small Company Fund

Quarterly portfolio holdings 12/31/14

Fund's investmentsSmall Company Fund

As of 12-31-14 (unaudited)
	Shares	Value
Common stocks 97.2%		$213,947,689
(Cost $184,743,428)
Consumer discretionary 13.7%		30,099,672
Auto components 0.9%
Gentherm, Inc. (I)	57,110	2,091,368
Distributors 1.5%
Pool Corp.	51,150	3,244,951
Diversified consumer services 1.5%
Bright Horizons Family Solutions, Inc. (I)	69,280	3,256,853
Hotels, restaurants and leisure 5.2%
La Quinta Holdings, Inc. (I)	157,660	3,477,980
Marriott Vacations Worldwide Corp.	39,930	2,976,382
Popeyes Louisiana Kitchen, Inc. (I)	39,072	2,198,581
Vail Resorts, Inc.	31,220	2,845,079
Household durables 2.2%
La-Z-Boy, Inc.	83,870	2,251,071
Universal Electronics, Inc. (I)	39,210	2,549,826
Multiline retail 1.2%
Big Lots, Inc.	63,990	2,560,880
Textiles, apparel and luxury goods 1.2%
Wolverine World Wide, Inc.	89,810	2,646,701
Consumer staples 1.0%		2,187,380
Food products 1.0%
Snyder's-Lance, Inc.	71,600	2,187,380
Energy 3.6%		7,914,539
Energy equipment and services 2.9%
Forum Energy Technologies, Inc. (I)	105,470	2,186,393
Helix Energy Solutions Group, Inc. (I)	93,352	2,025,738
Oil States International, Inc. (I)	45,990	2,248,911
Oil, gas and consumable fuels 0.7%
Rosetta Resources, Inc. (I)	65,150	1,453,497
Financials 28.3%		62,236,585
Banks 10.7%
BBCN Bancorp, Inc.	146,590	2,107,964
Columbia Banking System, Inc.	100,020	2,761,552
Fulton Financial Corp.	252,620	3,122,383
Iberiabank Corp.	48,640	3,154,304
TCF Financial Corp.	209,530	3,329,432
Texas Capital Bancshares, Inc. (I)	42,382	2,302,614
Webster Financial Corp.	103,980	3,382,469
Wintrust Financial Corp.	71,040	3,321,830
Capital markets 2.3%
Evercore Partners, Inc., Class A	52,090	2,727,953
Stifel Financial Corp. (I)	44,950	2,293,349
Insurance 2.9%
StanCorp Financial Group, Inc.	48,490	3,387,511
The Hanover Insurance Group, Inc.	42,450	3,027,534
Real estate investment trusts 9.4%
Associated Estates Realty Corp.	128,430	2,980,860

2SEE NOTES TO FUND'S INVESTMENTS

Small Company Fund

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Brandywine Realty Trust	173,490	$2,772,370
Chesapeake Lodging Trust	82,190	3,058,290
DuPont Fabros Technology, Inc.	93,090	3,094,312
Lexington Realty Trust	248,760	2,731,385
Medical Properties Trust, Inc.	251,140	3,460,709
National Health Investors, Inc.	36,200	2,532,552
Thrifts and mortgage finance 3.0%
Capitol Federal Financial, Inc.	268,720	3,434,242
EverBank Financial Corp.	170,670	3,252,970
Health care 10.7%		23,677,850
Biotechnology 2.3%
Emergent Biosolutions, Inc. (I)	105,750	2,879,573
Ligand Pharmaceuticals, Inc. (I)	40,400	2,149,684
Health care equipment and supplies 2.8%
Globus Medical, Inc., Class A (I)	123,450	2,934,407
Greatbatch, Inc. (I)	22,340	1,101,362
STERIS Corp.	32,980	2,138,753
Health care providers and services 2.8%
Amsurg Corp. (I)	61,389	3,359,820
MWI Veterinary Supply, Inc. (I)	17,180	2,919,054
Life sciences tools and services 1.3%
Charles River Laboratories International, Inc. (I)	44,040	2,802,706
Pharmaceuticals 1.5%
Prestige Brands Holdings, Inc. (I)	97,710	3,392,491
Industrials 13.9%		30,642,124
Aerospace and defense 2.9%
Astronics Corp. (I)	55,810	3,086,851
Curtiss-Wright Corp.	47,010	3,318,436
Air freight and logistics 1.2%
Forward Air Corp.	54,550	2,747,684
Building products 1.1%
Apogee Enterprises, Inc.	59,070	2,502,796
Commercial services and supplies 1.3%
Healthcare Services Group, Inc.	90,900	2,811,537
Machinery 4.7%
Barnes Group, Inc.	75,490	2,793,885
CLARCOR, Inc.	32,040	2,135,146
John Bean Technologies Corp.	74,915	2,461,707
Rexnord Corp. (I)	101,570	2,865,290
Professional services 1.4%
Huron Consulting Group, Inc. (I)	46,250	3,163,038
Trading companies and distributors 1.3%
WESCO International, Inc. (I)	36,160	2,755,754
Information technology 15.5%		34,029,938
Communications equipment 1.3%
Plantronics, Inc.	54,910	2,911,328

SEE NOTES TO FUND'S INVESTMENTS3

Small Company Fund

			Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 1.0%
	Rogers Corp. (I)		27,890	$2,271,362
Internet software and services 1.3%
	Dealertrack Technologies, Inc. (I)		62,500	2,769,375
IT services 1.4%
	CACI International, Inc., Class A (I)		35,840	3,088,691
Semiconductors and semiconductor equipment 2.8%
	Entegris, Inc. (I)		248,370	3,280,968
	Intersil Corp., Class A		199,600	2,888,212
Software 4.9%
	ACI Worldwide, Inc. (I)		116,820	2,356,259
	Blackbaud, Inc.		56,910	2,461,927
	Mentor Graphics Corp.		124,190	2,722,245
	Verint Systems, Inc. (I)		56,000	3,263,680
Technology hardware, storage and peripherals 2.8%
	Cray, Inc. (I)		95,920	3,307,322
	Electronics For Imaging, Inc. (I)		63,240	2,708,569
Materials 5.5%				12,054,622
Chemicals 2.1%
	Balchem Corp.		33,750	2,249,100
	Sensient Technologies Corp.		38,370	2,315,246
Construction materials 1.1%
	Headwaters, Inc. (I)		163,850	2,456,112
Containers and packaging 1.3%
	Berry Plastics Group, Inc. (I)		90,560	2,857,168
Metals and mining 1.0%
	Commercial Metals Company		133,640	2,176,996
Utilities 5.0%				11,104,979
Electric utilities 5.0%
	ALLETE, Inc.		63,790	3,517,381
	PNM Resources, Inc.		123,930	3,672,046
	UIL Holdings Corp.		89,930	3,915,552
	Yield (%)		Shares	Value
Short-term investments 2.6%				$5,711,891
(Cost $5,711,891)
Money market funds 2.6%				5,711,891
State Street Institutional Liquid Reserves Fund	0.0718(Y	)	5,711,891	5,711,891
Total investments (Cost $190,455,319)† 99.8%				$219,659,580
Other assets and liabilities, net 0.2%				$402,399
Total net assets 100.0%				$220,061,979

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-14.
†	At 12-31-14, the aggregate cost of investment securities for federal income tax purposes was $190,855,649. Net unrealized appreciation aggregated $28,803,931, of which $32,546,846 related to appreciated investment securities and $3,742,915 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	348Q3	12/14
This report is for the information of the shareholders of John Hancock Small Company Fund.		2/15

John Hancock

Strategic Growth Fund

Quarterly portfolio holdings 12/31/14

Fund's investmentsStrategic Growth Fund

As of 12-31-14 (unaudited)
	Shares	Value
Common stocks 95.5%		$2,013,995,168
(Cost $1,649,556,748)
Consumer discretionary 22.0%		464,573,406
Hotels, restaurants and leisure 2.5%
Las Vegas Sands Corp.	336,817	19,589,277
Starbucks Corp.	409,898	33,632,130
Internet and catalog retail 4.2%
Amazon.com, Inc. (I)	159,288	49,435,031
The Priceline Group, Inc. (I)	33,831	38,574,445
Leisure products 0.6%
Polaris Industries, Inc.	83,934	12,694,178
Media 6.5%
Comcast Corp., Class A	872,340	50,604,443
The Walt Disney Company	638,055	60,098,400
Time Warner, Inc.	319,973	27,332,094
Specialty retail 6.9%
Best Buy Company, Inc.	719,652	28,052,035
Lowe's Companies, Inc.	663,680	45,661,184
The Home Depot, Inc.	496,098	52,075,407
Tractor Supply Company	249,669	19,678,911
Textiles, apparel and luxury goods 1.3%
Michael Kors Holdings, Ltd. (I)	361,463	27,145,871
Consumer staples 5.6%		118,486,746
Food and staples retailing 2.6%
Costco Wholesale Corp.	221,625	31,415,344
CVS Health Corp.	239,761	23,091,382
Tobacco 3.0%
Altria Group, Inc.	544,417	26,823,426
Philip Morris International, Inc.	456,189	37,156,594
Energy 1.9%		39,801,303
Energy equipment and services 0.5%
Schlumberger, Ltd.	113,719	9,712,740
Oil, gas and consumable fuels 1.4%
ConocoPhillips	278,559	19,237,285
EOG Resources, Inc.	117,859	10,851,278
Financials 3.3%		69,339,478
Banks 1.5%
Signature Bank (I)	250,479	31,550,335
Real estate investment trusts 1.8%
Crown Castle International Corp.	480,167	37,789,143
Health care 19.2%		405,820,453
Biotechnology 10.1%
Alexion Pharmaceuticals, Inc. (I)	142,383	26,345,126
Amgen, Inc.	278,188	44,312,567
Biogen Idec, Inc. (I)	119,887	40,695,642
Celgene Corp. (I)	375,622	42,017,077
Gilead Sciences, Inc. (I)	642,740	60,584,672

2SEE NOTES TO FUND'S INVESTMENTS

Strategic Growth Fund

	Shares	Value
Health care (continued)
Health care providers and services 4.7%
AmerisourceBergen Corp.	200,309	$18,059,859
Cardinal Health, Inc.	277,303	22,386,671
Catamaran Corp. (I)	431,117	22,310,305
McKesson Corp.	171,694	35,640,241
Pharmaceuticals 4.4%
Bristol-Myers Squibb Company	644,503	38,045,012
Mylan, Inc. (I)	546,727	30,819,001
Perrigo Company PLC	147,190	24,604,280
Industrials 13.3%		280,433,410
Aerospace and defense 2.4%
The Boeing Company	388,673	50,519,717
Air freight and logistics 1.0%
FedEx Corp.	121,322	21,068,779
Airlines 1.5%
American Airlines Group, Inc.	593,975	31,854,879
Machinery 5.0%
Caterpillar, Inc.	233,076	21,333,446
Cummins, Inc.	201,250	29,014,213
Trinity Industries, Inc.	967,916	27,111,327
Wabtec Corp.	328,289	28,525,031
Road and rail 3.4%
CSX Corp.	293,401	10,629,918
Norfolk Southern Corp.	251,668	27,585,329
Union Pacific Corp.	275,252	32,790,771
Information technology 26.2%		552,231,717
Communications equipment 0.7%
QUALCOMM, Inc.	194,354	14,446,333
Electronic equipment, instruments and components 1.1%
TE Connectivity, Ltd.	370,776	23,451,582
Internet software and services 8.3%
Cornerstone OnDemand, Inc. (I)(L)	387,165	13,628,208
Facebook, Inc., Class A (I)	799,207	62,354,130
Google, Inc., Class A (I)	68,981	36,605,457
Google, Inc., Class C (I)	96,535	50,816,024
Twitter, Inc. (I)	349,479	12,535,812
IT services 4.6%
Alliance Data Systems Corp. (I)	116,624	33,360,295
MasterCard, Inc., Class A	132,008	11,373,809
Visa, Inc., Class A	198,834	52,134,275
Software 4.4%
Microsoft Corp.	1,697,062	78,828,530
Synchronoss Technologies, Inc. (I)	332,050	13,899,613
Technology hardware, storage and peripherals 7.1%
Apple, Inc.	1,348,049	148,797,649
Materials 4.0%		83,308,655
Chemicals 2.9%
PPG Industries, Inc.	134,533	31,097,303

SEE NOTES TO FUND'S INVESTMENTS3

Strategic Growth Fund

			Shares	Value
Materials (continued)
Chemicals (continued)
The Sherwin-Williams Company			114,653	$30,158,325
Metals and mining 1.1%
Nucor Corp.			449,603	22,053,027
	Yield (%)		Shares	Value
Securities lending collateral 0.2%				$4,972,822
(Cost $4,972,819)
John Hancock Collateral Investment Trust (W)	0.0896(Y	)	497,004	4,972,822
			Par value	Value
Short-term investments 1.9%				$40,555,000
(Cost $40,555,000)
Repurchase agreement 1.9%				40,555,000
Repurchase Agreement with State Street Corp. dated 12-31-14 at 0.000% to be repurchased at $40,555,000 on 1-2-15, collateralized by $41,945,000 U.S. Treasury Notes, 0.750% due 2-28-18 (valued at $41,370,354, including interest)			40,555,000	40,555,000
Total investments (Cost $1,695,084,567)† 97.6%				$2,059,522,990
Other assets and liabilities, net 2.4%				$49,765,883
Total net assets 100.0%				$2,109,288,873

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 12-31-14. The value of securities on loan amounted to $4,896,320.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-14.
†	At 12-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,696,773,198. Net unrealized appreciation aggregated $362,749,792, of which $385,811,456 related to appreciated investment securities and $23,061,664 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2014, all investments are categorized as Level 1 under the hierarchy described above except repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	393Q3	12/14
This report is for the information of the shareholders of John Hancock Strategic Growth Fund.		2/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)            The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)            There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: February 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: February 13, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: February 13, 2015